8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of loss before income taxes
	Year ended December 31,
	2018	2017
Domestic (U.S.)	$(3,824,673)	$(5,889,926)
Foreign (U.K.)	(3,379,268)	2,398,830
Foreign (Germany)	(96,517)	(104,036)
Loss before income taxes	$(7,300,458)	$(3,595,132)

Reconciliation of income tax provision (benefit)
	Year ended December 31,
	2018	2017
Federal	$(1,533,096)	$(1,222,345)
State	(238,952)	(303,315)
Increase in tax losses not recognized	1,695,482	(359,833)
Permanent differences, net	40,015	162,543
Foreign rate differential	124,294	(383,601)
Share-based payments, net	20,441	(22,087)
Changes per enacted tax reform	–	2,320,059
Enhanced research and development tax credits	(108,184)	(191,421)
Net provision (benefit) for income taxes	$–	$–

Schedule of deferred tax assets and liabilities
	Year ended December 31,
	2018	2017
Deferred tax assets:
U.K. net operating loss carryforwards	$8,039,343	$7,641,719
U.K. capital loss carryforwards	1,298,303	1,378,643
U.S. federal net operating loss carryforwards	3,184,691	2,606,017
IPR&D	6,108,078	6,776,473
Share-based payments	1,859,357	1,527,615
Enhanced research and development tax credits	1,109,026	1,060,200
Germany net operating loss carryforwards	524,093	516,401
U.S. state net operating loss carryforwards	1,298,745	1,057,856
Accrued expenses	59,979	198,067
Depreciation	3,283	1,948
Other	–	–
Total deferred tax assets before valuation allowance	23,484,898	22,764,939
Valuation allowance for deferred tax assets	(23,484,898)	(22,764,939)
Deferred tax liabilities:
Indefinite-lived intangible asset	(2,918,518)	(2,918,518)
Debt discount	–	–
Total deferred tax liabilities	(2,918,518)	(2,918,518)
Net deferred liability	$(2,918,518)	$(2,918,518)